FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Schedule of Swaps (Details) - Currency risk - Currency swap $ in Millions	Dec. 31, 2025 USD ($)
8.500% 2027 Notes Effective Apr 23, 2019 Swap One
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 48.0
Fixed-variable interest rate paid	8.399%
Fixed/variable interest rate received	8.50%
Fixed foreign exchange rate paid	1.3355
8.500% 2027 Notes Effective Apr 23, 2019 Swap Two
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 300.0
Fixed-variable interest rate paid	8.419%
Fixed/variable interest rate received	8.50%
Fixed foreign exchange rate paid	1.3355
8.500% 2027 Notes Effective Jun 8 2021
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 348.0
Fixed-variable interest rate paid	8.50%
Fixed/variable interest rate received	8.828%
Fixed foreign exchange rate paid	1.2026
4.000% 2028 Notes Effective Nov 23, 2020
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 500.0
Fixed-variable interest rate paid	4.524%
Fixed/variable interest rate received	4.00%
Fixed foreign exchange rate paid	1.3112
6.625% 2032 Notes Effective June 17, 2024
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 500.0
Fixed-variable interest rate paid	6.101%
Fixed/variable interest rate received	6.625%
Fixed foreign exchange rate paid	1.3652